Commitments	12 Months Ended
Dec. 31, 2020
Commitments [Abstract]
Commitments

18.      Commitments

The Company enters into time charter and bareboat charter arrangements on its vessels. As of December 31, 2020, the non-cancellable arrangements had remaining terms between nine days to eight months, assuming redelivery at the earliest possible date. There were no non-cancellable arrangements as of December 31, 2019. Future net minimum lease revenues receivable under non-cancellable operating leases as of December 31, 2020 and 2019, were as follows (vessel off-hires and dry-docking days that could occur but are not currently known are not taken into consideration and early delivery of the vessels by the charterers is not accounted for):

	2020	2019
Within one year	3,078	-
Total	3,078	-

These amounts include consideration for other elements of the arrangement apart from the right to use the vessel such as maintenance and crewing and its related costs.

At December 31, 2020, 2019 and 2018, the Company was a party to a lease agreement as lessee (note 4). The lease relates to the rental of office premises at a monthly rate of Euro 10,360 (absolute amount) and for a lease period ending January 2, 2025.

The future minimum lease payments under this agreement as of December 31, 2018, assuming a Euro: US dollar exchange rate for 2018 1:1.14, amounted to $850. Total rent expense under operating leases for the year ended December 31, 2018, amounted to $147.

As further discussed in note 4, on January 1, 2019, following the adoption of IFRS 16, the Company recognised a right of use asset and a corresponding liability of approximately $674 with respect to the rental agreement. The depreciation charge for right-of-use assets for the years ended December 31, 2020 and 2019, was approximately $112 for both years and recognised under depreciation in the income statement component of the consolidated statements of comprehensive loss. The interest expense on lease liability for the years ended December 31, 2020 and 2019, was approximately $44 and $51, respectively, and recognised under interest expense and finance costs in the income statement component of the consolidated statements of comprehensive loss.

At December 31, 2020 and 2019, the current lease liability amounted to $195 and $208, respectively. The non-current lease liability amounted to $367 and $469, respectively. These are included in the accompanying consolidated statements of financial position.